Note 6 - Fixed Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Furniture and Fixtures, Gross	$ 7,639	$ 9,735
Fixtures and Equipment, Gross	$ 2,608	$ 2,956